Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2014
Fair Value of Options, Black-Scholes Model Assumptions [Table Text Block]
The fair value of each option is estimated on the date of grant using the Black-Scholes model with the following assumptions:

	Years ended March 31,
	2012	2013	2014
Dividend yield	0%	—	0%
Expected term	5.5 – 7 years	—	5.5 – 7 years
Risk free interest rates	1.23% – 2.84%	—	0.71% - 1.14%
Expected volatility	78.36% – 81.98%	—	81.27% - 86.68%

Compensation Cost Allocated to Cost of Revenues and Operating Expenses[Table Text Block]
The compensation cost has been allocated to cost of revenues and operating expenses as follows:

	Year ended March 31,
	2012	2013	2014
	US$	US$	US$
Cost of revenues	60,224	50,151	17,425
Sales and marketing	138,930	122,316	119,653
Product development	385,737	321,473	207,400
General and administrative	202,983	262,150	137,085

Stock Option Plan 2002
Summary of Option Activity[Table Text Block]
A summary of option activity under the 2002 ESOP plan as of March 31, 2014, and changes during the year then ended is presented below:

Options	Number of Options (in terms of shares)	Weighted average exercise price	Weighted average remaining contractual term (year)	Aggregate intrinsic value
		US$		US$
Outstanding as at April 1, 2013	16,500	17.69
Expired	4,750	14.76
Outstanding as at March 31, 2014	11,750	18.88	5.3	—
Exercisable as at March 31, 2014	8,000	17.38	4.3	—

Stock Option Plan 2004
Summary of Option Activity[Table Text Block]
A summary of option activity under the 2004 ESOP plan as of March 31, 2014, and changes during the year then ended is presented below:

Options	Number of options (in terms of shares)	Weighted average exercise price	Weighted average remaining contractual term (year)	Aggregate intrinsic value
		US$		US$
Outstanding as at April 1, 2013	135,112	11.41
Forfeited	3,875	5.52
Outstanding as at March 31, 2013	131,237	11.59	2.5	—
Exercisable as at March 31, 2014	131,237	11.59	2.5	—

Stock Option Plan 2006
Summary of Option Activity[Table Text Block]
A summary of option activity under the 2006 ESOP plan as of March 31, 2014, and changes during the year then ended is presented below:

Options	Number of options (in terms of shares)	Weighted average exercise price	Weighted average remaining contractual term (year)	Aggregate intrinsic value
		US$		US$
Outstanding as at April 1, 2013	505,813	8.50
Granted	1,500	4.76
Forfeited	16,750	5.01
Outstanding as at March 31, 2014	490,563	8.54	4.9	794,902
Exercisable as at March 31, 2014	442,938	8.84	4.6	693,207